Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 1,063	$ 687	$ 351
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of bank premises and equipment	544	522	514
Accretion (Amortization) of unearned fees, net	13	30	(67)
Net amortization of premiums and discounts on securities	65	56	51
Provision for loan losses	2,227	1,878	1,530
Provision for deferred income taxes	(169)	(327)	(218)
Net realized gain on securities			(33)
Accrual of stock option vesting	84	70
Net decrease (increase) in:
Accrued interest receivable	68	113	25
Prepaid FDIC insurance	385	466	(1,842)
Other assets	(1,620)	774	646
Net increase (decrease) in:
Accrued interest payable	(81)	(113)	(259)
Other liabilities	1,548	(450)	68
Net cash provided by operating activities	4,127	3,706	766
Cash flows from investing activities:
Purchases of held-to-maturity securities	(1,550)	(5,672)
Purchases of available-for-sale securities	(13,111)	(15,325)	(12,257)
Proceeds from maturities and calls of held-to-maturity securities		2,250	1,464
Proceeds from maturities and calls of available-for-sale securities	16,297	11,909	2,835
Proceeds from paydowns and maturities of available-for-sale mortgage-backed securities	334	300	928
Proceeds from sales of available-for-sale mortgage-backed securities			892
Sale (purchase) of Federal Home Loan Bank stock	51		149
Purchase of Federal Reserve Stock	(2)	(30)	(30)
Collections on loan participations			382
Net (increase) decrease in loans made to customers	(4,422)	(1,199)	11,362
Purchases of bank premises and equipment	(149)	(226)	(1,096)
Net cash provided by (used in) investing activities	(2,552)	(7,993)	4,629
Cash flows from financing activities:
Net increase in demand, savings and NOW deposits	16,805	13,407	20,158
Net increase (decrease) in time deposits	(13,366)	(8,572)	(5,272)
Borrowing (repayments) of note payable to Federal Home Loan Bank			(5,000)
Borrowing under line of credit			1,000
Cash dividends paid		(75)	(147)
Net cash provided by financing activities	3,439	4,760	10,739
Net increase in cash and cash equivalents	5,014	473	16,134
Cash and cash equivalents, beginning of period	32,533	32,060	15,926
Cash and cash equivalents, end of period	37,547	32,533	32,060
Supplemental disclosure of cash flows information
Income taxes	1,039	300
Interest	4,507	5,948	7,571
Supplemental schedule of noncash investing and financing activities:
Transfer of loans to (from) repossessed properties	(82)	152	73
Loans charged against the allowance for loan losses	2,488	1,765	2,056
Unrealized gains (losses) on available-for-sale securities	287	(122)	105
Defined benefit plan adjustment per ASC topic Compensation-Retirement Benefits	$ (1,319)	$ 56	$ 1,000